UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07626 )

Exact name of registrant as specified in charter:	Putnam Municipal Opportunities Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2007

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments:

Putnam Municipal Opportunities Trust

The fund's portfolio
1/31/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
IFB -- Inverse Floating Rate Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
Radian Insd. -- Radian Group Insured
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (159.4%)(a)
		Principal
	Rating(RAT)	amount	Value

Alabama (0.2%)
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A, 6s, 8/1/25	B/P	$400,000	$417,272

Arizona (1.9%)
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C.
Lincoln Hlth. Network), 6 3/8s, 12/1/37 (Prerefunded)	BBB	750,000	853,050
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	B+/P	950,000	1,052,724
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Cmnty. Hosp.), Ser. A, 6 3/4s, 12/1/26	BB+/P	455,000	465,952
Marana, Impt. Dist. Special Assmt. Bonds (Tangerine
Farms Road), 4.6s, 1/1/26	Baa1	570,000	560,082
Pima Cnty., Indl Dev. Auth. Rev. Bonds (Horizon Cmnty.
Learning Ctr.), 5.05s, 6/1/25	BBB-	500,000	488,860
Queen Creek, Special Assmt. Bonds (Dist. No. 001), 5s,
1/1/26	Baa2	350,000	357,455
			3,778,123

Arkansas (1.5%)
Independence Cnty., Poll. Control Rev. Bonds (Entergy
AR, Inc.), 5s, 1/1/21	A-	1,000,000	1,023,830
Jefferson Cnty., Poll. Control Rev. Bonds (Entergy AR,
Inc.), 4.6s, 10/1/17	A-	200,000	201,796
Northwest Regl. Arpt. Auth. Rev. Bonds, 7 5/8s, 2/1/27
(Prerefunded)	BB/P	1,000,000	1,056,450
Springdale, Sales & Use Tax Rev. Bonds, FSA, 4.05s,
7/1/26	AAA	500,000	496,665
Washington Cnty., Hosp. Rev. Bonds (Regl. Med. Ctr.),
Ser. B, 5s, 2/1/25	Baa2	250,000	256,790
			3,035,531

California (28.3%)
Anaheim, City School Dist. G.O. Bonds (Election
of 2002), MBIA, zero %, 8/1/26	AAA	1,195,000	497,251
Azusa, Cmnty. Fac. Dist. Special Tax Bonds (No. 05-1),
Ser. 05-1, Class 1, 5s, 9/1/27	BB-/P	415,000	418,038
CA Edl. Fac. Auth. Rev. Bonds (U. of the Pacific), 5s,
11/1/21	A2	450,000	471,713
CA State G.O. Bonds
5 1/8s, 4/1/23	A+	500,000	529,250
5.1s, 2/1/34	A+	750,000	764,753
5s, 5/1/22	A1	4,000,000	4,220,680
CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A,
6s, 5/1/15 (Prerefunded)	Aaa	2,000,000	2,236,660
CA State Econ. Recvy. G.O. Bonds, Ser. A, 5s, 7/1/16	AA+	1,000,000	1,048,640
CA State Pub. Wks. Board Rev. Bonds (Dept. of Hlth.
Svcs. Richmond Laboratory), Ser. B, XLCA, 5s, 11/1/22	Aaa	1,810,000	1,914,890
CA Statewide Cmntys., Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	1,750,000	1,773,573
CA Statewide Cmntys., Dev. Auth. Rev. Bonds
(Huntington Memorial Hosp.), 5s, 7/1/21	A+	250,000	262,765
Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02, 5.05s, 9/2/35	BB+/P	250,000	253,133
Chula Vista COP, MBIA, 5s, 8/1/32	Aaa	4,000,000	4,179,240
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	575,000	597,879
Garvey, School Dist. G.O. Bonds (Election of 2004),
FSA, zero %, 8/1/24	Aaa	1,400,000	636,314
Gilroy, Rev. Bonds (Bonfante Gardens Park), 8s, 11/1/25	B-/P	576,000	521,770
Golden State Tobacco Securitization Corp. Rev. Bonds,

Ser. 03 A-1, 5s, 6/1/21	BBB	615,000	616,611
Metro. Wtr. Dist. FRN (Southern CA Wtr. Works),
3.085s, 8/10/18	AA+	3,000,000	3,000,000
Metro. Wtr. Dist. IFB (Southern CA Wtr. Works),
8.088s, 8/10/18	AA+	3,000,000	3,822,780
Murrieta Valley, Unified School Dist. G.O. Bonds, Ser.
A, FGIC, zero %, 9/1/22	Aaa	1,405,000	700,477
Rincon Valley, Unified Elementary School Dist. G.O.
Bonds (Election of 2004), FGIC, zero %, 8/1/30	Aaa	1,500,000	515,415
Roseville, Special Tax Bonds (Cmnty. Fac. Dist. No.
1-Fiddyment Ranch Cmnty. Fac), Ser. 1, 5s, 9/1/20	BB/P	200,000	201,050
Roseville, Cmnty. Fac. Special Tax (Dist. No. 1
-Westpark), 5 1/4s, 9/1/25	BB/P	875,000	894,968
Sacramento, Special Tax (North Natomas Cmnty. Fac.),
Ser. 97-01, 5s, 9/1/29	BB/P	1,190,000	1,202,662
Sacramento, City Unified School Dist. G.O. Bonds
(Election 1999), Ser. D, FSA, 5s, 7/1/28	Aaa	2,000,000	2,094,680
San Bernardino Cnty., COP (Med. Ctr. Fin.), Ser. A,
MBIA, 6 1/2s, 8/1/17	Aaa	5,000,000	5,800,250
San Diego Cnty., COP, AMBAC
5 5/8s, 9/1/12	Aaa	6,000,000	6,280,320
5 1/2s, 9/1/07	AAA	6,000,000	6,065,520
San Jose, Redev. Agcy. Tax Alloc. Bonds (Merged Area
Redev. Project), MBIA, 5s, 8/1/32 (Prerefunded)	Aaa	2,500,000	2,631,650
Silicon Valley, Tobacco Securitization Auth. Rev.
Bonds (Santa Clara), Ser. A, zero %, 6/1/36	BBB/P	750,000	146,940
Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds,
7.65s, 8/1/21	BB-/P	745,000	816,609
Vallejo, COP (Marine World Foundation), 7.2s, 2/1/26	BBB-/P	1,300,000	1,337,323
			56,453,804

Colorado (0.5%)
CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	100,000	104,881
(Evangelical Lutheran), 5 1/4s, 6/1/21	A3	535,000	568,593
(Evangelical Lutheran), 5 1/4s, 6/1/17	A3	340,000	364,303
			1,037,777

Delaware (0.9%)
GMAC Muni. Mtge. Trust 144A sub. notes, Ser. A1-2,
4.9s, 10/31/39	A3	1,500,000	1,540,725
New Castle Cnty., Rev. Bonds (Newark Charter School,
Inc.), 5s, 9/1/30	BBB-	200,000	203,648
			1,744,373

District of Columbia (9.3%)
DC G.O. Bonds, Ser. A, 6s, 6/1/26 (Prerefunded)	A+	12,450,000	12,787,769
DC Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, FGIC, 5s,
10/1/28	Aaa	5,550,000	5,792,091
			18,579,860

Florida (4.2%)
Connerton West, Cmnty. Dev. Dist. Rev. Bonds, Ser. B,
5 1/8s, 5/1/16	BB-/P	175,000	175,562
FL Hsg. Fin. Corp. Rev. Bonds (Homeowner Mtge.), Ser.
5, 5s, 7/1/34	Aa1	780,000	791,996
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 5 1/4s,
6/1/20	BBB+	2,000,000	2,114,620
Lee Cnty., Indl. Dev. Auth. Rev. Bonds (Alliance
Cmnty.), Ser. C, 5 1/2s, 11/15/29	BBB-	1,000,000	1,025,640
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A, 6.8s, 11/15/31	Ba1	500,000	549,235
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
6 1/4s, 5/1/36	BB-/P	800,000	842,448
St. Lucie Cnty., School Board COP (Master Lease), Ser.
A, FSA, 5s, 7/1/26	Aaa	1,965,000	2,065,372
Tern Bay, Cmnty. Dev. Dist. Special Assmt. Bonds, Ser.
B, 5s, 5/1/15	BB-/P	400,000	397,836
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds,
5.4s, 5/1/37	BB-/P	150,000	151,577
Wentworth Estates, Dev. Dist. Special Assmt. Bonds,
Ser. B, 5 1/8s, 11/1/12	BB-/P	400,000	399,280
			8,513,566

Georgia (5.2%)
Atlanta, Arpt. Rev. Bonds, Ser. B, FGIC, 5 5/8s, 1/1/30	Aaa	3,000,000	3,151,500
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, FSA, 5s, 11/1/24	Aaa	4,000,000	4,241,880
Effingham Cnty., Indl. Dev. Auth. Rev. Bonds (Pacific
Corp.), 6 1/2s, 6/1/31	B2	900,000	949,041
Rockdale Cnty., Dev. Auth. Solid Waste Disp. Rev.
Bonds (Visay Paper, Inc.), 7.4s, 1/1/16	B+/P	1,035,000	1,039,419
Savannah, Econ. Dev. Auth. Poll. Control Rev. Bonds
(Intl. Paper Co.), Ser. A, 5.1s, 8/1/14	BBB	1,000,000	1,047,490
			10,429,330

Hawaii (0.2%)
HI State Hsg. Fin. & Dev. Corp. Rev. Bonds, Ser. A,
FNMA Coll., 5 3/4s, 7/1/30	Aaa	345,000	353,853

Idaho (0.3%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	555,000	559,956

Illinois (4.1%)
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, FSA,
5s, 1/1/23	Aaa	2,250,000	2,397,600
Lake Cnty., Cmnty. Construction G.O. Bonds
(School Dist. No. 024 Millburn), FGIC, zero %, 1/1/22	Aaa	2,440,000	1,266,140
(School Dist. No. 073 Hawthorn), FGIC, zero %, 12/1/20	Aaa	1,650,000	891,957
Metropolitan Pier & Exposition Auth. Rev. Bonds
(McCormack Place Expansion Project), MBIA, 5s, 12/15/28	Aaa	1,770,000	1,839,225
Montgomery, Special Assmt. Bonds (Lakewood Creek),
Radian Insd., 4.7s, 3/1/30	AA	600,000	588,384
Southern IL U. Rev. Bonds (Hsg. & Auxiliary), Ser. A,
MBIA, zero %, 4/1/21	Aaa	2,230,000	1,199,316
			8,182,622

Indiana (7.0%)
Carmel Clay, Indl. Parks Bldg. Corp. Rev. Bonds, MBIA,
5s, 1/15/26	AAA	2,000,000	2,105,700
Fairfield, School Bldg. Corp. Ind. Rev. Bonds, FGIC,
5s, 7/15/24	AAA	3,000,000	3,148,710
GCS School Bldg. Corp. Rev. Bonds (First Mtg.), FSA,
5s, 7/15/26	AAA	1,000,000	1,045,980
IN Hlth. Fac. Fin. Auth. Rev. Bonds (Cmnty. Hosp.),
Ser. A, AMBAC, 5s, 5/1/24	Aaa	2,695,000	2,830,262
IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX
Corp.), 5.6s, 12/1/32	Baa1	2,100,000	2,180,892
Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 5.1s, 1/15/17	Baa2	2,500,000	2,625,275
			13,936,819

Iowa (1.2%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives), 9 1/4s, 7/1/25 (Prerefunded)	AAA	860,000	1,053,122
IA State Higher Ed. Loan Auth. 5s, 10/1/22	BBB-/F	605,000	621,498
IA State Higher Ed. Loan Auth. Rev. Bonds (Wartburg),
Ser. A, 5s, 10/1/21	BBB-/F	605,000	622,194
			2,296,814

Kansas (0.3%)
Lawrence, Hosp. Rev. Bonds (Lawrence Memorial Hosp.),
5 1/4s, 7/1/21	A3	250,000	267,205
Salina, Hosp. Rev. Bonds (Salina Regl. Hlth.), 5s,
10/1/16	A1	300,000	319,479
			586,684

Louisiana (0.7%)
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds
(St. James Place), Ser. A, 7s, 11/1/20	B-/P	950,000	975,973
LA Pub. Fac. Auth. Rev. Bonds (Pennington Med.
Foundation), 5s, 7/1/16	A3	350,000	367,171
			1,343,144

Maine (0.3%)
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	Ba3	600,000	659,574

Massachusetts (2.8%)
MA State Dev. Fin. Agcy. Higher Ed. Rev. Bonds
(Emerson College), Ser. A, 5s, 1/1/19	A-	140,000	148,877
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	1,875,000	2,045,925
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,300,000	1,412,489
(Hlth. Care Syst. Covenant Hlth.), Ser. E, 6s, 7/1/31	A	1,800,000	1,955,214
			5,562,505

Michigan (5.8%)
Detroit, G.O. Bonds, Ser. A, FGIC, 5s, 7/1/30	Aaa	4,500,000	4,646,880
MI Higher Ed. Fac. Auth. Rev. Bonds (Kalamazoo
College), 5 1/2s, 12/1/18	A1	500,000	534,565
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32	A2	1,000,000	1,060,970
Ser. A, 5s, 4/15/26	A1	1,575,000	1,634,866
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	1,200,000	1,194,324
MI State Strategic Fund, Ltd. Rev. Bonds (Worthington
Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22
(Prerefunded)	AAA/P	1,650,000	1,877,865
Midland Cnty., Econ. Dev. Corp. Rev. Bonds, 6 3/4s,
7/23/09	B/P	700,000	719,187
			11,668,657

Minnesota (2.4%)
Cohasset, Poll. Control Rev. Bonds (Allete, Inc.),

4.95s, 7/1/22	A	3,000,000	3,067,020
MN State Higher Ed. Fac. Auth. Rev. Bonds (U. of St.
Thomas), Ser. 6-I, 5s, 4/1/23	A2	500,000	528,945
MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.), Ser.
B, 5s, 7/1/34	AA+	595,000	609,923
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), 6s, 11/15/25	Baa3	450,000	494,766
			4,700,654

Mississippi (1.1%)
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.)
5.9s, 5/1/22	BBB-	1,000,000	1,008,340
5 7/8s, 4/1/22	BBB-	580,000	584,280
MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser.
B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	530,000	547,750
			2,140,370

Missouri (2.9%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 1/2s,
6/1/16	A+	1,750,000	1,876,070
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Washington U.), Ser. A, 5s, 2/15/33	Aaa	2,500,000	2,602,800
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam.
Homeowner Loan)
Ser. C-1, GNMA Coll., FNMA Coll., 7.15s, 3/1/32	AAA	670,000	677,893
Ser. C, GNMA Coll., FNMA Coll., 5.6s, 9/1/35	AAA	575,000	606,027
			5,762,790

Montana (3.8%)
Forsyth, Poll. Control VRDN (Pacific Corp.), 3.74s,
1/1/18	P-1	7,600,000	7,600,000

Nevada (5.2%)
Clark Cnty., G.O. Bonds (Pk. & Regl. Justice Ctr.),
FGIC, 5 5/8s, 11/1/19 (Prerefunded)	Aaa	3,505,000	3,675,273
Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, FGIC, 5 1/8s,
7/1/26	Aaa	5,000,000	5,294,800
Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 151), 5s, 8/1/25	BB/P	700,000	709,009
Henderson, Local Impt. Dist. Special Assmt. (No.
T-16), 5 1/8s, 3/1/25	BB-/P	200,000	200,884
Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-16), 5.1s, 3/1/21	BB-/P	310,000	313,016
(No. T-17), 5s, 9/1/25	BB/P	175,000	177,342
			10,370,324

New Hampshire (0.7%)
NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds
(Riverwoods at Exeter), Ser. A, 6 1/2s, 3/1/23	BBB+/P	1,450,000	1,478,246

New Jersey (8.7%)
Newark, Hsg. Auth. Rev. Bonds (Port Auth. Newark
Marine Terminal), MBIA, 5 1/4s, 1/1/20	AAA	1,000,000	1,075,990
NJ Econ. Dev. Auth. Rev. Bonds
(Cigarette Tax), 5 3/4s, 6/15/29	Baa2	1,500,000	1,600,800
(Motor Vehicle), Ser. A, MBIA, 5s, 7/1/27	Aaa	2,000,000	2,106,060
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds (Hunterdon
Med. Ctr.), Ser. B
5s, 7/1/20	A-	575,000	601,318
5s, 7/1/18	A-	520,000	545,433
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	Aaa	4,200,000	1,930,362
NJ State Edl. Fac. Auth. Rev. Bonds (Rowan U.), Ser.
C, MBIA, 5s, 7/1/23	Aaa	1,840,000	1,944,788
Passaic Cnty., Impt. Auth. Lease Rev. Bonds (Preakness
Hlth. Care Ctr.), AMBAC
5s, 5/1/25	Aaa	2,505,000	2,637,840
5s, 5/1/24	Aaa	2,385,000	2,513,170
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 6/1/39 (Prerefunded)	AAA	1,150,000	1,331,999
Ser. 1A, 4 1/2s, 6/1/23	BBB	1,150,000	1,127,771
			17,415,531

New Mexico (0.7%)
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. C, GNMA Coll., FNMA Coll., FHLMC Coll., 5.82s,
9/1/33	AAA	800,000	847,712
Ser. F2, Class I, GNMA Coll., FNMA Coll., FHLMC Coll.,
5.6s, 7/1/38	AAA	500,000	535,390
			1,383,102

New York (10.7%)
Buffalo, G.O. Bonds, Ser. D, FGIC, 5 1/2s, 12/15/13	Aaa	1,000,000	1,073,380
Niagara Cnty., Indl. Dev. Agcy. Rev. Bonds, Ser. C,
5 5/8s, 11/15/24	Baa2	500,000	529,715
NY City, G.O. Bonds

Ser. C, 5 1/4s, 8/1/11	AA-	3,000,000	3,166,560
Ser. J/J-1, 5s, 6/1/21	AA-	1,000,000	1,059,540
NY City, City Transitional Fin. Auth. Rev. Bonds,
AMBAC, 5 1/4s, 8/1/15	Aaa	1,000,000	1,070,200
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, FGIC, 5s,
7/1/25	Aaa	500,000	528,790
NY City, Indl. Dev. Agcy. Rev. Bonds
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	B-/P	400,000	425,452
(Brooklyn Navy Yard Cogen. Partners), 6.2s, 10/1/22	BBB-	750,000	807,765
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev.
Bonds (Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	Baa3	2,100,000	2,182,992
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(British Airways PLC), 5 1/4s, 12/1/32	Ba2	200,000	200,258
NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco
Settlement), 6s, 6/1/43	BBB	1,500,000	1,622,505
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	2,000,000	2,043,680
NY State Hwy. Auth. Rev. Bonds (Hwy. & Bridge Trust
Fund), Ser. B, FGIC, 5s, 4/1/17	AAA	1,500,000	1,613,295
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay
Paperboard, LLC), 7s, 11/1/30 (acquired 06/30/04, cost
$827,862) (RES)	BB/P	800,000	833,976
Port. Auth. NY & NJ Special Oblig. Rev. Bonds (JFK
Intl. Air Term. - 6), MBIA, 5.9s, 12/1/17	Aaa	1,500,000	1,553,130
Triborough Bridge & Tunnel Auth. Rev. Bonds, Ser. A
5s, 1/1/32 (Prerefunded)	AAA	2,125,000	2,245,870
5s, 1/1/32	Aa2	375,000	387,656
			21,344,764

North Carolina (0.8%)
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. B, 6 1/2s, 1/1/20	A3	1,500,000	1,618,635

Ohio (6.0%)
Cleveland, Muni. School Dist. G.O. Bonds, FSA, 5s,
12/1/27	Aaa	5,700,000	6,002,898
Coshocton Cnty., Env. Rev. Bonds (Smurfit-Stone
Container Corp.), 5 1/8s, 8/1/13	CCC+	500,000	502,325
Field, Local School Dist. G.O. Bonds (School Fac.
Construction & Impt.), AMBAC, 5s, 12/1/25	Aaa	1,355,000	1,434,295
Montgomery Cnty., Rev. Bonds (Catholic Hlth.
Initiatives), Ser. A, 5s, 5/1/30	AA	525,000	544,971
Montgomery Cnty., Hosp. Rev. Bonds (Kettering Med.
Ctr.), 6 3/4s, 4/1/22 (Prerefunded)	A2	1,000,000	1,095,760
Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded
Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A2	2,165,000	2,395,010
			11,975,259

Oklahoma (0.5%)
OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care
Syst.), Ser. A, U.S. Govt. Coll., 5 5/8s, 8/15/29
(Prerefunded)	Aaa	950,000	999,799

Pennsylvania (7.8%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(Pittsburgh Mercy Hlth. Syst.), AMBAC, 5 5/8s, 8/15/26
(Prerefunded)	Aaa	5,000,000	5,099,350
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A, 5.3s, 1/1/14	BB/P	460,000	467,953
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	690,000	714,723
Hempfield, Area School Dist. G.O. Bonds (Westmoreland
Cnty.), Ser. A, FGIC, 5 1/4s, 3/15/21 (Prerefunded)	AAA	4,000,000	4,371,760
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.),
5 1/2s, 3/15/26 (Prerefunded)	AA-	1,500,000	1,647,780
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh
Valley Hosp. Hlth. Network), Ser. A, 5 1/4s, 7/1/32	A1	1,000,000	1,045,400
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Northampton Generating), Ser. A, 6.6s, 1/1/19	B+	700,000	710,556
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A, 5 7/8s, 12/1/31	A-	1,450,000	1,567,450
			15,624,972

Puerto Rico (0.1%)
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. AA,
5s, 12/1/16	BBB	200,000	212,592

Rhode Island (0.1%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A,
6 1/4s, 6/1/42	BBB	200,000	213,558

South Carolina (6.5%)
Greenwood Cnty., Hosp. Rev. Bonds (Memorial Hosp.),
5 1/2s, 10/1/26	A2	500,000	525,900
Lexington Cnty. Hlth. Svcs. Dist. Inc. Hosp. Rev.
Bonds, 5 1/2s, 5/1/37	A2	750,000	800,618
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth.), Ser. C
6s, 8/1/20 (Prerefunded)	Baa1	1,110,000	1,242,501

6s, 8/1/20 (Prerefunded)	Baa1	140,000	156,712
SC State Pub. Svcs. Auth. Rev. Bonds, Ser. A, AMBAC,
5s, 1/1/29	Aaa	5,000,000	5,228,300
SC Tobacco Settlement Rev. Mgt. Rev. Bonds, Ser. B,
6 3/8s, 5/15/30	BBB	2,135,000	2,480,742
SC Trans. Infrastructure Bk. Rev. Bonds, Ser. A,
AMBAC, 5s, 10/1/27	Aaa	2,460,000	2,599,113
			13,033,886

South Dakota (0.5%)
SD Edl. Enhancement Funding Corp. SD Tobaccco Rev.
Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	450,000	493,007
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.),
Ser. J, 4 1/2s, 5/1/17	AAA	500,000	515,650
			1,008,657

Tennessee (1.8%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s,
7/1/33	BBB+	2,750,000	3,187,883
Sullivan Cnty., Hlth. Edl. & Hsg. Hosp. Fac. Board
Rev. Bonds (Wellmont Hlth. Syst.), Ser. C, 5s, 9/1/22	BBB+	430,000	444,190
			3,632,073

Texas (11.0%)
Bexar Cnty., Hlth. Fac. Dev. Corp. Rev. Bonds (St.
Luke's Hlth. Syst.), FSA, 6.1s, 11/15/23 (Prerefunded)	Aaa	4,000,000	4,184,840
Edgewood, Indpt. School Dist. Bexar Cnty. G.O. Bonds,
Ser. A, PSFG, 5s, 2/15/26	Aaa	2,020,000	2,111,183
El Paso, Indpt. School Dist. G.O. Bonds, Ser. A, PSFG,
5 1/4s, 8/15/21	AAA	2,345,000	2,527,558
Gateway, Pub. Fac. Corp. Rev. Bonds (Stonegate Villas
Apt.), FNMA Coll., 4.55s, 7/1/34	Aaa	750,000	774,248
Harris Cnty., Hlth. Fac. Dev. Corp. Hosp. Rev. Bonds
(Memorial Hermann Hlth. Care Syst.), Ser. A, 5 1/4s,
12/1/18	A+	610,000	649,778
McKinney, Indpt. School Dist. G.O. Bonds, PSFG,
5 1/4s, 2/15/20	Aaa	3,185,000	3,451,489
Sabine River Auth. Rev. Bonds (TXU Electric), Ser. C,
5.2s, 5/1/28	Baa2	1,500,000	1,568,445
San Antonio Wtr. Rev. Bonds, Ser. A, FSA, 5s, 5/15/32	Aaa	2,000,000	2,069,160
Snyder, Indpt. School Dist. G.O. Bonds (School Bldg.),
AMBAC, 5 1/4s, 2/15/25	AAA	1,280,000	1,381,632
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.),
6s, 7/1/29	Baa3	2,000,000	2,080,440
TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds
(Single Fam.), Ser. F, FHA Insd., 5 3/4s, 3/1/37	AAA	1,000,000	1,067,160
			21,865,933

Utah (1.0%)
Salt Lake City, Hosp. Rev. Bonds, AMBAC, 6 3/4s,
5/15/20 (Prerefunded)	AAA	2,000,000	2,002,300

Virginia (2.5%)
Fredericksburg, Indl. Dev. Auth. Rev. Bonds (Medicorp
Hlth. Syst.), Ser. B, 5 1/8s, 6/15/33	A3	500,000	513,275
Front Royal & Warren Cnty., Indl. Dev. Auth. Lease
Rev. Bonds (School Cap. Impt.), Ser. B, FSA, 5s, 4/1/29	Aaa	2,500,000	2,620,800
Henrico Cnty., Econ. Dev. Auth. Rev. Bonds (United
Methodist), Ser. A, 6.7s, 6/1/27	BB+/P	1,000,000	1,065,520
Stafford Cnty., Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Medicorp. Hlth. Syst.), 5 1/4s, 6/15/26	A3	750,000	792,548
			4,992,143

Washington (4.8%)
Chelan Cnty. Dev. Corp. Rev. Bonds (Alcoa), 5.85s,
12/1/31	A2	4,000,000	4,025,720
Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s,
6/1/26	BBB	1,205,000	1,324,416
WA State G.O. Bonds (Motor Vehicle Fuel), Ser. B,
MBIA, 5s, 7/1/24	Aaa	4,000,000	4,209,520
			9,559,656

West Virginia (0.7%)
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29	B2	1,300,000	1,332,747

Wisconsin (4.4%)
Badger Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28	BBB	2,600,000	2,896,582
6 3/8s, 6/1/32	BBB	2,500,000	2,726,875
WI Hsg. & Econ. Dev. Auth. Rev. Bonds (Home
Ownership), Ser. D, 4 7/8s, 3/1/36	Aa2	490,000	500,491
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton
Franciscan), 5 3/4s, 8/15/30 (Prerefunded)	A3	2,400,000	2,629,863
			8,753,811

TOTAL INVESTMENTS

Total investments (cost $303,179,012) (b)	$318,162,066

NOTES

(a) Percentages indicated are based on net assets of $199,646,563.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at January 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at January 31, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

(b) The aggregate identified cost on a tax basis is $303,160,433, resulting in gross unrealized appreciation and depreciation of $15,501,994 and $500,361, respectively, or net unrealized appreciation of $15,001,633.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at January 31, 2007 was $833,976 or 0.4% of net assets.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN and Floating Rate Notes (FRN) are the current interest rates at January 31, 2007.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at January 31, 2007.

The fund had the following sector concentrations greater than 10% at January 31, 2007 (as a percentage of net assets):

Health Care	32.2%
Water & Sewer	12.8
Transportation	11.4
Utilities	10.1

The fund had the following insurance concentrations greater than 10% at January 31, 2007 (as a percentage of net assets):

AMBAC	20.6%
FGIC	18.4
MBIA	14.6
FSA	14.0

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred. Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Municipal Opportunities Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: March 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 28, 2007